Document and Entity Information	3 Months Ended
Mar. 31, 2016
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2016
Trading Symbol	HPPI
Entity Registrant Name	HedgePath Pharmaceuticals, Inc.
Entity Central Index Key	0001042418
Entity Filer Category	Smaller Reporting Company